Other receivables (Tables)	12 Months Ended
Dec. 31, 2017
Other receivables [Abstract]
Other receivables
Description	2017	2016

Judicial deposits	9,887	6,791
Advances to employees	2,204	5,849
Accounts receivable from non-controlling interest (a)	10,334	19,125
Advances to suppliers	2,933	1,637
Dividends receivable	1,265	155
Prepaid expenses	7,165	7,356
Other	15,632	5,536
Total	49,420	46,449
Current	34,947	38,763
Non-current	14,473	7,686

(a)	Mainly relates to a receivable from Soma’s non-controlling shareholder, Corpus Saneamento e Obras Ltda.